TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
TRANSACTIONS WITH RELATED PARTIES	TRANSACTIONS WITH RELATED PARTIES
In the ordinary course of business, the Company may enter into transactions with directors, principal officers, their immediate families, and affiliated companies in which they are principal shareholders (commonly referred to as related parties). The Company has transactions with the securitization vehicles and other Financing Vehicles which are also related parties.
As of December 31, 2022, the total fee receivables from related parties are $87.8 million, which consist of $83.0 million from securitization vehicles and $4.7 million from other Financing Vehicles. As of December 31, 2021, the total fee receivables from related parties are $51.5 million, which consists of $46.9 million from securitization vehicles and $4.6 million from other Financing Vehicles.
As of December 31, 2022 and 2021, prepaid expenses and other assets include amounts due from related parties of $18.8 million and $1.4 million, respectively, all of which were attributable to Financing Vehicles. During the years ended December 31, 2022 and 2021, the Company purchased approximately $29.6 million and $24.0 million of loan principal from Financing Vehicles, respectively. The Company didn’t purchase any loan principal from Financing Vehicles during the year ended December 31, 2020.
For the year ended December 31, 2022, the total revenue from related parties is $653.5 million, which consists of $492.1 million from securitization vehicles and $161.4 million from other Financing Vehicles. For the year ended December 31, 2021, the total revenue from related parties is $445.9 million, which consists of $362.7 million from securitization vehicles and $83.2 million from other Financing Vehicles. For the year ended December 31, 2020, the total revenue from related parties is $91.7 million, which consists of $68.5 million from securitization vehicles and $23.2 million from other Financing Vehicles.
Other Affiliated Payables
Other affiliated payables, consisting of employee payables, are $0.6 million and $2.5 million as of December 31, 2022 and 2021, respectively.